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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21689
                                   ---------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 120 Club Oaks Court, Suite 200     Winston-Salem, North Carolina    20910
--------------------------------------------------------------------------------
             (Address of principal executive offices)              (Zip code)

                               Tina H. Bloom, Esq.

  Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                    ----------------------------

Date of fiscal year end:        March 31, 2009
                           --------------------------

Date of reporting period:       December 31, 2008
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 75.4%                                      SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.3%
    HOTELS, RESTAURANTS & LEISURE - 4.2%
        McDonald's Corp.                                    8,000   $    497,520
                                                                    ------------
    SPECIALTY RETAIL - 3.0%
        Lowe's Cos., Inc.                                   5,000        107,600
        T3 Motion, Inc. (a) (b)                           125,000        250,000
                                                                    ------------
                                                                         357,600
                                                                    ------------
    TEXTILES, APPAREL & LUXURY GOODS - 2.1%
        NIKE, Inc. - Class B                                5,000        255,000
                                                                    ------------
CONSUMER STAPLES - 6.1%
    BEVERAGES - 2.9%
        PepsiCo, Inc.                                       6,374        349,104
                                                                    ------------
    HOUSEHOLD PRODUCTS - 3.2%
        Energizer Holdings, Inc. (a)                        7,000        378,980
                                                                    ------------
ENERGY - 15.1%
    ENERGY EQUIPMENT & SERVICES - 5.5%
        Core Laboratories N.V.                              4,000        239,440
        Schlumberger Ltd. (c)                              10,000        423,300
                                                                    ------------
                                                                         662,740
                                                                    ------------
    OIL, GAS & CONSUMABLE FUELS - 9.6%
        Exxon Mobil Corp.                                   9,100        726,453
        Noble Energy, Inc.                                  8,500        418,370
                                                                    ------------
                                                                       1,144,823
                                                                    ------------
FINANCIALS - 3.8%
    INSURANCE - 3.8%
        Travelers Cos., Inc. (The)                         10,000        452,000
                                                                    ------------
HEALTH CARE - 15.4%
    HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
        Stryker Corp. (c)                                  14,000        559,300
                                                                    ------------
    HEALTH CARE PROVIDERS & SERVICES - 10.8%
        Express Scripts, Inc. (a)                           7,000        384,860
        Henry Schein, Inc. (a)                              3,000        110,070
        Medco Health Solutions, Inc. (a) (c)               19,000        796,290
                                                                    ------------
                                                                       1,291,220
                                                                    ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 75.4% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 14.6%
    AEROSPACE & DEFENSE - 2.8%
        Raytheon Co.                                        6,500   $    331,760
                                                                    ------------
    COMMERCIAL SERVICES & SUPPLIES - 0.7%
        Copart, Inc. (a)                                    3,000         81,570
                                                                    ------------
    CONSTRUCTION & ENGINEERING - 2.3%
        AECOM Technology Corp. (a)                          2,000         61,460
        KBR, Inc.                                          14,000        212,800
                                                                    ------------
                                                                         274,260
                                                                    ------------
    MACHINERY - 8.8%
        Bucyrus International, Inc.                        10,000        185,200
        Caterpillar, Inc.                                   5,000        223,350
        Graco, Inc.                                         3,000         71,190
        Illinois Tool Works, Inc.                           4,000        140,200
        ITT Corp.                                           8,000        367,920
        Manitowoc Co., Inc. (The)                           8,000         69,280
                                                                    ------------
                                                                       1,057,140
                                                                    ------------
INFORMATION TECHNOLOGY - 7.7%
    COMMUNICATIONS EQUIPMENT - 3.3%
        Nokia Corp. - ADR                                  10,000        156,000
        Research In Motion Ltd. (a)                         6,000        243,480
                                                                    ------------
                                                                         399,480
                                                                    ------------
    SOFTWARE - 4.4%
        Citrix Systems, Inc. (a)                            4,000         94,280
        Intuit, Inc. (a)                                    3,000         71,370
        SAP AG - Sponsored ADR                             10,000        362,200
                                                                    ------------
                                                                         527,850
                                                                    ------------
MATERIALS - 3.4%
    CHEMICALS - 3.4%
        E.I. du Pont de Nemours & Co.                       5,000        126,500
        RPM International, Inc.                            15,000        199,350
        Syngenta AG - ADR                                   2,000         78,280
                                                                    ------------
                                                                         404,130
                                                                    ------------

TOTAL COMMON STOCKS (Cost $11,154,033)                              $  9,024,477
                                                                    ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 10.6%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
    Institutional Class, 1.51% (d) (Cost $1,267,432)    1,267,432   $  1,267,432
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 86.0% (Cost $12,421,465)               $ 10,291,909

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.0%                          1,677,001
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 11,968,910
                                                                    ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Fair value priced (Note 1). Fair valued securities totaled $250,000 at December 31, 2008, representing 2.1% of net assets.
(c) All or a portion of the shares have been committed as collateral for open short positions.
(d) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedule of investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 2.7%                                       SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 0.8%
    SPECIALTY RETAIL - 0.8%
        Home Depot, Inc. (The)                              4,000   $     92,080
                                                                    ------------
CONSUMER STAPLES - 0.9%
    BEVERAGES - 0.9%
        Coca-Cola Co. (The)                                 2,500        113,175
                                                                    ------------
INDUSTRIALS - 0.4%
    INDUSTRIAL CONGLOMERATES - 0.4%
        General Electric Co.                                3,000         48,600
                                                                    ------------
MATERIALS - 0.6%
    CHEMICALS - 0.6%
        Monsanto Co.                                        1,000         70,350
                                                                    ------------

TOTAL SECURITIES SOLD SHORT - 2.7% (Proceeds $414,411)              $    324,205
                                                                    ============

See accompanying notes to schedule of investments.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The valuation of portfolio securities of The Piedmont Select Equity Fund (the "Fund") is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the "Trustees"). In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Piedmont Investment Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. The Fund may be unable to receive the portfolio security's fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund's use of fair value pricing and periodically review the results of any fair valuation under the Fund's policies.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2008:

                                                             The Piedmont
                                                             Select Equity
      Valuation Inputs                                           Fund
      ---------------------------------------------          ------------

      Level 1 - Quoted prices                                $  9,717,704
      Level 2 - Other significant observable inputs               250,000
                                                             ------------

      Total                                                  $  9,967,704
                                                             ============

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2008:


      Tax cost of portfolio investments and
      securities sold short                                  $ 12,007,054
                                                             ============

      Gross unrealized appreciation                          $    739,922
      Gross unrealized depreciation                            (2,779,272)
                                                             ------------

      Net unrealized depreciation                            $ (2,039,350)
                                                             ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Piedmont Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ David M. Clark, III
                              --------------------------------------------------
                                    David M. Clark, III, President and Treasurer

Date          February 4, 2009
        ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David M. Clark, III
                              --------------------------------------------------
                                    David M. Clark, III, President and Treasurer
                                    (Principal Executive Officer and Principal
                                    Financial Officer)

Date          February 4, 2009
        ----------------------------

* Print the name and title of each signing officer under his or her signature.